Organization, principle activities and reorganization	12 Months Ended
Dec. 31, 2011
Organization, principle activities and reorganization
1	Organization, principle activities and reorganization

(a)	Organization and principle activities

The Company, formerly known as China Mass Media International Advertising Corp., was incorporated under the Companies Law (2010 Revision) of the Cayman Islands on November 13, 2007 as a company with limited liability. The address of its registered office is PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company is an investment holding company and currently conducts its business through Universal International Advertising Co., Ltd. (“Universal”), an operating subsidiary in the People’s Republic of China (the “PRC” or “China”) established in August 2006. The Company, its subsidiaries and variable interest entity (See Note 2) are collectively referred as the “Group” hereafter.

The Company’s predecessor was Mass Media International Advertising Co., Ltd. (“Mass Media”), a PRC company established in October 2003. Both Universal and Mass Media are ultimately controlled by Mr. Shengcheng Wang and his immediate family members. Since the establishment of Universal, the business of Mass Media was gradually assumed by Universal (Please see details of the Reorganization set out in Note 1(b) below).

The Group is principally engaged in advertising agency services, in which the Group purchases and sells advertising time slots on leading national television channels, including up to 5 channels of China Central Television (“CCTV”), to its customers to allow them to reach a large audience across China and provides advertisement production and public service announcement sponsorship services to its customers (the “Listing Business”).

On August 7, 2008, the Company completed its initial public offering (“US IPO”) on the New York Stock Exchange ARCA (“NYSE Arca”) where 7,212,500 American Depositary Bank Shares (“ADSs”), representing 216,375,000 ordinary shares, were sold at a price US$6.80 per ADS (or US$0.23 per ordinary share). The net proceeds from the US IPO after deducting commissions and US IPO costs were approximately RMB 287.7 million.

In January 2009, Universal International Advertising Limited (“UIAL”), a subsidiary of the Company, established a subsidiary, namely Mass Universal Film Production (Hong Kong) Limited, formerly known as Greatwall Film Production (Hong Kong) Limited, in Hong Kong for the purpose of securing potential television program production related business opportunities outside PRC.

In August 2009, the Company’s ADSs listing venue was transferred from NYSE Arca to NYSE.

In July 2011, Universal, the Company’s PRC subsidiary, entered into a series of contractual arrangements with Beijing Mass Universal Film Production Company Limited (“Beijing Film Production”), a film and TV drama series production company established by the Company in May 2011, to govern the relationships with the consolidated entities. These contractual arrangements allow the Company to effectively control the Beijing Film Production and to derive substantially all of the economic benefits from it.

On November 28, 2011, the Company changed the ratio of its ordinary shares to ADSs from 30:1 to 300:1. There is no change to the underlying ordinary shares. All earnings per ADS for prior periods have been retrospectively adjusted to reflect the new ADS ratio.

(b)	Reorganization

Prior to the consummation of the Reorganization, Universal was 70% owned by UIAL, a British Virgin Islands (“BVI”) company established by Mr. Shengcheng Wang’s father, and 30% owned by Shenzhen Guang Er Gao Zhi Co., Ltd. (“Shenzhen Guang Er Gao Zhi”), a PRC domestic holding company owned by Mr. Shengcheng Wang’s immediate family members. In connection with the US IPO of the Company on NYSE Arca, the Group reorganized its corporate and shareholding structure (the “Reorganization”). In November 2007, the Company was established by Mr. Shengcheng Wang in the Cayman Islands in anticipation of a listing on New York Stock Exchange. Thereafter, Mr. Shengcheng Wang’s father transferred all of the outstanding shares of UIAL to the Company, and UIAL became a wholly owned subsidiary of the Company. In June 2008, UIAL agreed to complete the purchase of the remaining 30% equity interests of Universal held by Shenzhen Guang Er Gao Zhi for RMB15,000,000, which represents the initial cost of investment made and capital contributed by Shenzhen Guang Er Gao Zhi. This payment was recorded as a distribution to shareholder in 2008 and made in 2009.

In addition, as part of the Reorganization, Universal entered into a series of agreements with Mass Media and its employees to ensure all the key business elements of Mass Media were assumed by Universal by December 30, 2007, including the transfer of substantially all equipment and copyrights for public service announcements of Mass Media in exchange for cash consideration of RMB21,562,056. Since Mass Media and Universal are commonly controlled by Mr. Shengcheng Wang and his immediate family members, the transaction has been accounted for as a transaction between commonly controlled entities. Historical assets and liabilities and results of operations of Mass Media have been included in the historical financial information of the Group for all the periods presented up to December 30, 2007. The consideration paid over carrying value of the transferred assets was RMB19,107,567, and is part of the total cash consideration of RMB21,562,056 that is included in the RMB41,485,618 distribution to shareholders.

As a result of the aforementioned arrangement, effective from December 30, 2007, Mass Media was not part of the Group or involved in the business operations of the Group. The advertising agency businesses were assumed by Universal and Mass Media was excluded from the Group. Certain assets and liabilities remained in Mass Media as these assets and liabilities were not assumed by Universal. The exclusion of such assets and liabilities from the Group was accounted for as a distribution to shareholders. The fair values of these assets and liabilities that remained with Mass Media approximated their carrying values at December 30, 2007. Mass Media did not have any contingent liabilities and there was no contingent liability arising from the exclusion of Mass Media.